Specific Items - Additional Information (Detail) - Specific items [member] - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of specific items [line items]
Restructuring charges	£ 206	£ 130
Regulatory matters effect	41	27
Regulatory matters revenue	36
Regulatory costs recognised as specific items	5
Investigation of Italian business	1	6
Interest expense on retirement benefit obligation	69	109
Tax credit on specific items	52	46
EE acquisition warranty claim		£ 225
Deutsche Telekom and Orange [Member]
Disclosure of specific items [line items]
EE acquisition warranty claim	£ 225